UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21529
                                                    ------------

                    The Gabelli Global Utility & Income Trust
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                ------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2007
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                                [LOGO OMITTED]
                                                                THE GABELLI
                                                                GLOBAL UTILITY
                                                                & INCOME TRUST


                    THE GABELLI GLOBAL UTILITY & INCOME TRUST

                              First Quarter Report
                                 March 31, 2007









TO OUR SHAREHOLDERS,

      The Gabelli Global Utility & Income Trust's (the "Fund") net asset value ("NAV") rose 4.08% in the first quarter of 2007, compared with a 9.29% gain for the Standard & Poor's ("S&P") Utility Index and a rise of 7.74% for the Lipper Utility Fund Average. The Fund's market price, adjusted for distributions, was up 2.75% during the past quarter. On March 31, 2007, the Fund's market price closed at $22.48 on the American Stock Exchange, representing a discount of 10.83% to its NAV of $25.21 at the end of the quarter.

      Enclosed is the investment portfolio as of March 31, 2007.

COMPARATIVE RESULTS
----------------------------------------------------------------------------------------------------------------------

                                    AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2007 (A)
                                    --------------------------------------------------
                                                                                                             Since
                                                                                                           Inception
                                                         Quarter           1 Year         2 Year          (05/28/04)
                                                      --------------------------------------------------------------
  GABELLI GLOBAL UTILITY & INCOME TRUST
    NAV TOTAL RETURN (B)...........................       4.08%             26.20%        17.51%             16.99%
    INVESTMENT TOTAL RETURN (C) ...................       2.75              28.60         17.81              11.12
  S&P 500 Utilities Index..........................       9.29              33.77         21.06              24.84
  Lipper Utility Fund Average......................       7.74              31.44         22.31              24.50

(a)  RETURNS  REPRESENT PAST  PERFORMANCE  AND DO NOT GUARANTEE  FUTURE RESULTS.
     INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE.
     WHEN  SHARES ARE SOLD,  THEY MAY BE WORTH MORE OR LESS THAN THEIR  ORIGINAL
     COST. CURRENT  PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA
     PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST
     RECENT  MONTH  END.  PERFORMANCE  RETURNS  FOR  LESS  THAN ONE YEAR ARE NOT
     ANNUALIZED.  INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES,
     RISKS,  CHARGES,  AND  EXPENSES OF THE FUND BEFORE  INVESTING.  THE S&P 500
     UTILITIES INDEX IS AN UNMANAGED INDICATOR OF ELECTRIC AND GAS UTILITY STOCK
     PERFORMANCE.  THE  LIPPER  AVERAGE  REFLECTS  THE  AVERAGE  PERFORMANCE  OF
     OPEN-END MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE
     CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b)  TOTAL RETURNS AND AVERAGE ANNUAL RETURNS  REFLECT  CHANGES IN NAV PER SHARE
     AND  REINVESTMENT OF  DISTRIBUTIONS  AT NAV ON THE EX-DIVIDEND DATE AND ARE
     NET OF  EXPENSES.  SINCE  INCEPTION  RETURN IS BASED ON AN  INITIAL  NAV OF
     $19.06.

(c)  TOTAL RETURNS AND AVERAGE ANNUAL RETURNS  REFLECT CHANGES IN CLOSING MARKET
     VALUES ON THE AMERICAN STOCK EXCHANGE AND  REINVESTMENT  OF  DISTRIBUTIONS.
     SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $20.00.
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.
--------------------------------------------------------------------------------

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)

                                                   MARKET
      SHARES                                        VALUE
      ------                                       ------
               COMMON STOCKS -- 95.4%
               AEROSPACE -- 0.9%
               NON U.S. COMPANIES
      68,000   Rolls-Royce Group plc+........   $   661,373
   4,025,600   Rolls-Royce Group plc, Cl. B..         8,120
                                                -----------
                                                    669,493
                                                -----------
               AUTOMOTIVE -- 0.9%
               U.S. COMPANIES
      25,000   ADESA, Inc....................       690,750
                                                -----------
               BUSINESS SERVICES -- 0.1%
               NON U.S. COMPANIES
       3,700   Sistema JSFC, GDR.............       105,080
                                                -----------
               CABLE AND SATELLITE -- 3.5%
               NON U.S. COMPANIES
      10,000   Cogeco Inc....................       326,981
       4,000   Rogers Communications Inc.,
                 Cl. B ......................       131,040
               U.S. COMPANIES
      40,000   Cablevision Systems Corp.,
                 Cl. A+ .....................     1,217,200
      16,000   EchoStar Communications Corp.,
                 Cl. A+ .....................       694,880
       4,580   Liberty Global Inc., Cl. A+...       150,820
       4,000   Liberty Global Inc., Cl. C+...       122,560
       3,000   The DIRECTV Group Inc.+.......        69,210
                                                -----------
                                                  2,712,691
                                                -----------
      UNITS
     -------
               CLOSED-END FUNDS -- 0.1%
               NON U.S. COMPANIES
       2,103   Bell Aliant Regional
                 Communications
                  Income Fund+ (a)(b)........        53,782
                                                -----------
      SHARES
     -------
               COMPUTER SOFTWARE AND SERVICES -- 0.5%
               U.S. COMPANIES
       5,000   WebEx Communications Inc.+....       284,300
       2,000   Yahoo! Inc.+..................        62,580
                                                -----------
                                                    346,880
                                                -----------
               DIVERSIFIED INDUSTRIAL -- 1.8%
               NON U.S. COMPANIES
      16,000   Bouygues SA...................     1,236,458
               U.S. COMPANIES
       3,000   Woodward Governor Co..........       123,510
                                                -----------
                                                  1,359,968
                                                -----------
               ENERGY AND UTILITIES: ALTERNATIVE ENERGY -- 0.1%
               U.S. COMPANIES
       1,500   Ormat Technologies Inc........        62,940
                                                -----------
               ENERGY AND UTILITIES:
               ELECTRIC TRANSMISSION AND DISTRIBUTION -- 6.9%
               NON U.S. COMPANIES
       8,775   National Grid plc, ADR........       691,558
               U.S. COMPANIES
       4,900   CH Energy Group Inc...........       238,581
       1,000   Consolidated Edison Inc.......        51,060
      40,000   Duquesne Light Holdings Inc...       791,600
      18,000   Energy East Corp..............       438,480
       5,000   Northeast Utilities...........       163,850

                                                   MARKET
      SHARES                                        VALUE
      ------                                       ------
      50,000   NSTAR.........................   $ 1,756,000
      40,000   Pepco Holdings Inc............     1,160,800
       1,666   UIL Holdings Corp.............        57,810
                                                -----------
                                                  5,349,739
                                                -----------
               ENERGY AND UTILITIES: INTEGRATED -- 45.2%
               NON U.S. COMPANIES
     150,000   AEM SpA.......................       541,017
         500   Areva SA......................       486,615
       8,000   Chubu Electric Power Co. Inc..       274,949
      76,000   Datang International Power
                 Generation Co. Ltd., Cl. H..        71,978
       9,000   E.ON AG, ADR..................       406,440
       8,400   Electric Power
                 Development Co. Ltd. .......       422,709
      45,000   Enel SpA......................       481,505
       9,760   Energias de Portugal SA, ADR..       523,819
      30,000   Enersis SA, ADR...............       488,700
     142,000   Hera SpA......................       597,523
      10,000   Hokkaido Electric
                 Power Co. Inc. .............       265,615
      10,000   Hokuriku Electric Power Co....       221,063
       2,000   Huaneng Power International
                 Inc., ADR ..................        69,500
      20,000   Iberdrola SA..................       945,511
       5,000   Korea Electric Power
                 Corp., ADR .................       100,000
      10,000   Kyushu Electric Power Co. Inc.       284,284
       4,500   Oesterreichische
                 Elektrizitaetswirtschafts AG,
                 Cl. A.......................       201,739
      27,777   Scottish Power plc, ADR.......     1,744,118
      10,000   Shikoku Electric Power
                 Co. Inc. ...................       238,883
      10,000   The Chugoku Electric Power
                 Co. Inc. ...................       223,608
      16,000   The Kansai Electric Power
                 Co. Inc. ...................       460,285
      10,000   The Tokyo Electric Power
                 Co. Inc. ...................       341,989
      10,000   Tohoku Electric Power
                 Co. Inc. ...................       253,734
               U.S. COMPANIES
       1,000   Allegheny Energy Inc.+........        49,140
       7,000   ALLETE Inc....................       326,340
      19,000   Ameren Corp...................       955,700
      30,000   American Electric
                 Power Co. Inc. .............     1,462,500
     220,000   Aquila Inc.+..................       919,600
       1,000   Avista Corp...................        24,230
       6,000   Black Hills Corp..............       220,620
         500   Cleco Corp....................        12,915
         500   CMS Energy Corp...............         8,900
         300   Constellation Energy
                 Group Inc. .................        26,085
      60,000   DPL Inc.......................     1,865,400
      44,000   Duke Energy Corp..............       892,760
       1,000   El Paso Electric Co.+.........        26,350
       6,000   Florida Public Utilities Co...        74,400
       9,000   FPL Group Inc.................       550,530
      60,000   Great Plains Energy Inc.......     1,947,000
       1,000   Green Mountain Power Corp.....        34,870
      24,000   Hawaiian Electric
                 Industries Inc. ............       623,760
      29,500   Integrys Energy Group Inc.....     1,637,545
       5,500   Maine & Maritimes Corp.+......       104,500
       6,000   MGE Energy Inc................       212,760
      45,000   NiSource Inc..................     1,099,800
       6,000   NorthWestern Corp.............       212,580

               See accompanying notes to schedule of investments.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

                                                   MARKET
      SHARES                                        VALUE
      ------                                       ------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: INTEGRATED (CONTINUED)
               U.S. COMPANIES (CONTINUED)
      19,500   OGE Energy Corp...............   $   756,600
       6,000   Otter Tail Corp...............       205,440
       1,000   PG&E Corp.....................        48,270
      15,000   Pinnacle West Capital Corp....       723,750
       4,200   PPL Corp......................       171,780
      33,000   Progress Energy Inc...........     1,664,520
      20,000   Public Service Enterprise
                 Group Inc. .................     1,660,800
      19,000   SCANA Corp....................       820,230
       1,000   TECO Energy Inc...............        17,210
         500   The Empire District
                 Electric Co. ...............        12,400
      45,000   The Southern Co...............     1,649,250
       8,000   TXU Corp......................       512,800
      18,000   Unisource Energy Corp.........       675,900
      17,000   Vectren Corp..................       486,200
      41,000   Westar Energy Inc.............     1,128,320
       5,000   Wisconsin Energy Corp.........       242,600
      45,000   Xcel Energy Inc...............     1,111,050
                                                -----------
                                                 34,820,989
                                                -----------
               ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 6.5%
               NON U.S. COMPANIES
      80,000   Snam Rete Gas SpA.............       507,888
               U.S. COMPANIES
      25,000   El Paso Corp..................       361,750
       1,000   Energen Corp..................        50,890
      15,000   Kinder Morgan Inc.............     1,596,750
      16,000   National Fuel Gas Co..........       692,160
       2,000   ONEOK Inc.....................        90,000
     110,000   SEMCO Energy Inc.+............       838,200
      10,500   Southern Union Co.............       319,095
      22,000   Spectra Energy Corp...........       577,940
                                                -----------
                                                  5,034,673
                                                -----------
               ENERGY AND UTILITIES: NATURAL GAS UTILITIES -- 5.4%
               U.S. COMPANIES
      24,000   Atmos Energy Corp.............       750,720
       6,000   Cascade Natural Gas Corp......       158,100
       2,000   Chesapeake Utilities Corp.....        61,880
      35,000   KeySpan Corp..................     1,440,250
      20,000   Nicor Inc.....................       968,400
       5,000   Piedmont Natural Gas Co. Inc..       131,900
       8,000   Southwest Gas Corp............       310,960
      10,000   The Laclede Group Inc.........       310,800
                                                -----------
                                                  4,133,010
                                                -----------
               ENERGY AND UTILITIES: OIL -- 2.5%
               NON U.S. COMPANIES
         500   Niko Resources Ltd............        36,353
       1,500   PetroChina Co. Ltd., ADR......       175,635
      10,000   Royal Dutch Shell plc,
                 Cl. A, ADR .................       663,000
               U.S. COMPANIES
       4,700   Chevron Corp..................       347,612
       2,000   ConocoPhillips................       136,700

                                                   MARKET
      SHARES                                        VALUE
      ------                                       ------
       2,000   Devon Energy Corp.............   $   138,440
       1,000   Exxon Mobil Corp..............        75,450
       3,500   Giant Industries Inc.+........       264,775
       1,000   Murphy Oil Corp...............        53,400
                                                -----------
                                                  1,891,365
                                                -----------
               ENERGY AND UTILITIES: SERVICES -- 0.1%
               NON U.S. COMPANIES
       5,000   ABB Ltd., ADR.................        85,900
                                                -----------
               ENERGY AND UTILITIES: WATER -- 5.3%
               NON U.S. COMPANIES
       1,000   Consolidated Water Co. Ltd....        23,710
      50,000   Severn Trent plc..............     1,410,945
       2,000   Suez SA.......................       105,478
      12,000   Suez SA, ADR..................       634,560
       7,200   Suez SA, Strips+..............            96
      50,000   United Utilities plc..........       743,354
               U.S. COMPANIES
       8,666   Aqua America Inc..............       194,552
       3,000   California Water Service Group       114,960
       4,000   Middlesex Water Co............        73,560
      20,000   SJW Corp......................       809,600
                                                -----------
                                                  4,110,815
                                                -----------
               ENTERTAINMENT -- 0.4%
               NON U.S. COMPANIES
       8,000   Vivendi.......................       325,091
                                                -----------
               ENVIRONMENTAL SERVICES -- 1.6%
               NON U.S. COMPANIES
      75,000   Biffa plc.....................       507,704
      10,000   Veolia Environnement..........       743,531
                                                -----------
                                                  1,251,235
                                                -----------
               FINANCIAL SERVICES -- 0.8%
               U.S. COMPANIES
      20,000   TD Banknorth Inc..............       643,200
                                                -----------
               METALS AND MINING -- 0.2%
               NON U.S. COMPANIES
       5,000   Compania de Minas
                 Buenaventura SA, ADR........       149,750
                                                -----------
               PUBLISHING -- 0.1%
               U.S. COMPANIES
       1,200   Idearc Inc....................        42,120
                                                -----------
               REAL ESTATE -- 0.4%
               U.S. COMPANIES
      10,000   Realogy Corp.+................       296,100
                                                -----------
               REAL ESTATE INVESTMENT TRUSTS -- 0.6%
      15,000   New Plan Excel Realty Trust...       495,450
                                                -----------
               SPECIALTY CHEMICALS -- 0.5%
               U.S. COMPANIES
      10,000   MacDermid Inc.................       348,700
                                                -----------
               See accompanying notes to schedule of investments.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

                                                   MARKET
      SHARES                                        VALUE
      ------                                       ------
               COMMON STOCKS (CONTINUED)
               TELECOMMUNICATIONS -- 10.0%
               NON U.S. COMPANIES
      26,535   BCE Inc.......................   $   750,410
      26,000   BT Group plc, ADR.............     1,560,260
      12,000   Deutsche Telekom AG, ADR......       198,360
       6,000   France Telecom SA, ADR........       158,400
       3,000   Manitoba Telecom
                 Services Inc. (a) ..........       121,091
      30,000   Portugal Telecom SGPS SA......       401,956
      15,000   Royal KPN N.V., ADR...........       234,450
       1,500   Swisscom AG...................       542,217
      24,062   Telecom Italia SpA............        68,625
      16,000   Telefonica SA, ADR............     1,062,400
      15,000   Telefonos de Mexico SAB de CV,
                 Cl. L, ADR .................       501,000
               U.S. COMPANIES
      20,000   AT&T Inc......................       788,600
       1,000   Embarq Corp...................        56,350
      20,000   Sprint Nextel Corp............       379,200
      24,000   Verizon Communications Inc....       910,080
                                                -----------
                                                  7,733,399
                                                -----------
               TRANSPORTATION -- 0.3%
               NON U.S. COMPANIES
       4,000   General Maritime Corp.........       115,520
               U.S. COMPANIES
       2,000   GATX Corp.....................        95,600
                                                -----------
                                                    211,120
                                                -----------
               WIRELESS COMMUNICATIONS -- 0.7%
               NON U.S. COMPANIES
       1,000   Millicom International
                 Cellular SA+ ...............        78,360
       1,600   Mobile TeleSystems OJSC, ADR..        89,536
       2,000   Vimpel-Communications, ADR+...       189,680
               U.S. COMPANIES
       1,000   Alltel Corp...................        62,000
       2,100   United States Cellular Corp.+.       154,245
                                                -----------
                                                    573,821
                                                -----------
               TOTAL COMMON STOCKS...........    73,498,061
                                                -----------
               CONVERTIBLE PREFERRED STOCKS -- 0.1%
               TELECOMMUNICATIONS -- 0.0%
               U.S. COMPANIES
         500   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B....         23,375
                                                -----------
               TRANSPORTATION -- 0.1%
               U.S. COMPANIES
         200   GATX Corp.,
                 $2.50 Cv. Pfd..............         48,009
                                                -----------
               TOTAL CONVERTIBLE
                 PREFERRED STOCKS............        71,384
                                                -----------

   PRINCIPAL                                       MARKET
    AMOUNT                                          VALUE
   ---------                                       ------

               CONVERTIBLE CORPORATE BONDS -- 1.5%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.2%
               U.S. COMPANIES
  $  150,000   The Pep Boys -
                 Manny, Moe & Jack, Cv.,
                 4.250%, 06/01/07...........    $   150,375
                                                -----------
               COMMUNICATIONS EQUIPMENT -- 0.1%
               U.S. COMPANIES
     100,000   Agere Systems Inc., Sub. Deb. Cv.,
                 6.500%, 12/15/09...........        102,875
                                                -----------
               HEALTH CARE -- 0.4%
     300,000   ICOS Corp., Sub. Deb. Cv......       298,875
                                                -----------
               REAL ESTATE -- 0.4%
               U.S. COMPANIES
               Palm Harbor Homes Inc., Cv.,
     150,000     3.250%, 05/15/24...........        125,812
     200,000     3.250%, 05/15/24 (a).......        167,750
                                                -----------
                                                    293,562
                                                -----------
               TELECOMMUNICATIONS -- 0.4%
               NON U.S. COMPANIES
     300,000   Nortel Networks Corp., Cv.,
                 4.250%, 09/01/08...........        297,750
                                                -----------
               TOTAL CONVERTIBLE
                 CORPORATE BONDS.............     1,143,437
                                                -----------
               U.S. GOVERNMENT OBLIGATIONS -- 3.0%
   2,298,000   U.S. Treasury Bills,
                 5.030% to 5.217%++,
                 04/05/07 to 06/28/07.......      2,284,104
                                                -----------
   TOTAL INVESTMENTS -- 100.0%
     (Cost $57,971,704)......................   $76,996,986
                                                ===========

   --------------
            Aggregate book cost..............   $57,971,704
                                                ===========
            Gross unrealized appreciation....   $19,222,123
            Gross unrealized depreciation....      (196,841)
                                                -----------
            Net unrealized appreciation
               (depreciation) ...............   $19,025,282
                                                ===========

   --------------
   (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the Rule 144A security is considered liquid and the market value amounted to $342,623 or 0.45% of total investments.
   (b) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2007, the market value of fair valued securities amounted to $53,782 or 0.07% of total investments.
   +    Non-income producing security.
   ++   Represents annualized yield at date of purchase.
   ADR  American Depository Receipt
   GDR  Global Depository Receipt

               See accompanying notes to schedule of investments.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)


1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Gabelli Funds, LLC.

      Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

      Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. GEOGRAPHIC DIVERSIFICATION.

                                       % OF
                                      MARKET      MARKET
                                       VALUE       VALUE
                                      -------   -----------
       North America..............      69.3%   $53,371,407
       Europe.....................      24.6     18,942,668
       Japan......................       3.9      2,987,118
       Latin America..............       1.5      1,163,160
       Asia/Pacific...............       0.7        532,633
                                       -----    -----------
                                       100.0%   $76,996,986
                                       =====    ===========

                         AUTOMATIC DIVIDEND REINVESTMENT
                        AND VOLUNTARY CASH PURCHASE PLANS

ENROLLMENT IN THE PLAN
   It is the Policy of The Gabelli Global Utility & Income Trust (the "Fund") to automatically reinvest dividends payable to common shareholders. As a "registered" shareholder you automatically become a participant in the Fund's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Fund to issue common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to Computershare Trust Company, N.A. ("Computershare") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:

                    The Gabelli Global Utility & Income Trust
                                c/o Computershare
                                 P.O. Box 43010
                            Providence, RI 02940-3010

   Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact Computershare at (800) 336-6983.

   If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

   The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund's common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund's common shares. The valuation date is the dividend or distribution payment date or, if that date is not an American Stock Exchange ("Amex") trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common shares in the open market, or on the Amex or elsewhere, for the participants' accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

   The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

VOLUNTARY CASH PURCHASE PLAN
   The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

   Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund's common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940-3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

   SHAREHOLDERS WISHING TO LIQUIDATE SHARES HELD AT COMPUTERSHARE must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

   For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

   The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days' written notice to participants in the Plan.

                               [GRAPHIC OMITTED]
                                PICTURE OF FLAGS

                              TRUSTEES AND OFFICERS
                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422


TRUSTEES                                             OFFICERS

Anthony J. Colavita                                  Bruce N. Alpert
   ATTORNEY-AT-LAW,                                     PRESIDENT
   ANTHONY J. COLAVITA, P.C.
                                                     Peter D. Goldstein
James P. Conn                                           CHIEF COMPLIANCE OFFICER
   FORMER MANAGING DIRECTOR &
   CHIEF INVESTMENT OFFICER,                         James E. McKee
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.           SECRETARY

Mario d'Urso                                         Agnes Mullady
   CHAIRMAN, MITTEL CAPITAL MARKETS SPA                 TREASURER

Vincent D. Enright                                   David I. Schachter
   FORMER SENIOR VICE PRESIDENT &                       VICE PRESIDENT
   CHIEF FINANCIAL OFFICER,
   KEYSPAN CORP.                                     INVESTMENT ADVISER
                                                     Gabelli Funds, LLC
Michael J. Melarkey                                  One Corporate Center
   ATTORNEY-AT-LAW,                                  Rye, New York 10580-1422
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN
                                                     CUSTODIAN
Salvatore M. Salibello                               State Street Bank and Trust Company
   CERTIFIED PUBLIC ACCOUNTANT,
   SALIBELLO & BRODER, LLP                           COUNSEL
                                                     Skadden, Arps, Slate, Meagher & Flom, LLP
Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.                       TRANSFER AGENT AND REGISTRAR
                                                     Computershare Trust Company, N.A.

                                                     STOCK EXCHANGE LISTING
                                                                                        Common
                                                                                        ------
                                                     Amex-Symbol:                         GLU
                                                     Shares Outstanding:               3,050,236

                                                     The Net Asset Value per share
                                                     appears in the Publicly Traded
                                                     Funds column, under the
                                                     heading "Specialized Equity
                                                     Funds," in Monday's The Wall
                                                     Street Journal. It is also
                                                     listed in Barron's Mutual
                                                     Funds/Closed End Funds section
                                                     under the heading "Specialized
                                                     Equity Funds."

                                                     The Net Asset Value per share
                                                     may be obtained each day by
                                                     calling (914) 921-5070.

--------------------------------------------------------------------------------
 For  general   information   about  the  Gabelli   Funds,   call   800-GABELLI
 (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
 Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its shares in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares.
-------------------------------------------------------------------------------

THE GABELLI GLOBAL UTILITY & INCOME TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM




                                            FIRST QUARTER REPORT
                                            MARCH 31, 2007




                                            GLU 1Q/2007

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Utility & Income Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 22, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 22, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady, Principal Financial Officer & Treasurer


Date     May 22, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.